Acquisition of Delaware Bancshares, Inc. (Future Amortization Expense) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 150
Finite-Lived Intangible Assets, Amortization Expense, Year Two	126
Finite-Lived Intangible Assets, Amortization Expense, Year Three	101
Finite-Lived Intangible Assets, Amortization Expense, Year Four	77
Finite-Lived Intangible Assets, Amortization Expense, Year Five	52
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	106
Amortization Expense for the Core Deposit Intangible, Total	612
Delaware Bancshares, Inc. Acquisition [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	30
Finite-Lived Intangible Assets, Amortization Expense, Year Two	30
Finite-Lived Intangible Assets, Amortization Expense, Year Three	30
Finite-Lived Intangible Assets, Amortization Expense, Year Four	30
Finite-Lived Intangible Assets, Amortization Expense, Year Five	30
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	299
Amortization Expense for the Core Deposit Intangible, Total	$ 449